UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 84.8%
Industrial - 38.7%
Basic - 5.0%
Alcoa, Inc.
5.72%, 2/23/19	$130	$130,956
6.00%, 7/15/13	75	81,396
Commercial Metals Co.
7.35%, 8/15/18	140	147,708
Dow Chemical Co. (The)
7.375%, 11/01/29	195	222,184
8.55%, 5/15/19	45	56,199
Eastman Chemical Co.
7.25%, 1/15/24	135	163,583
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	170	184,450
International Paper Co.
7.95%, 6/15/18	180	217,272
Lubrizol Corp.
8.875%, 2/01/19	95	120,520
Mosaic Co. (The)
7.625%, 12/01/16 (a)	150	162,104
Packaging Corp. of America
5.75%, 8/01/13	95	102,839
PPG Industries, Inc.
6.65%, 3/15/18	45	53,638

		1,642,849

Capital Goods - 3.7%
Caterpillar, Inc.
7.375%, 3/01/97	280	352,477
CRH America, Inc.
5.30%, 10/15/13	170	182,541
General Electric Co.
5.25%, 12/06/17	230	253,532
Owens Corning
9.00%, 6/15/19	100	118,787
Republic Services, Inc.
5.50%, 9/15/19 (a)	145	158,949
Vulcan Materials Co.
7.00%, 6/15/18	140	157,954

		1,224,240

Communications - Media - 5.7%
CBS Corp.
5.625%, 8/15/12	73	78,171
7.875%, 7/30/30	85	101,186
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	145	200,350
COX Communications, Inc.
5.875%, 12/01/16 (a)	135	154,313
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	155	166,800
News America Holdings, Inc.
8.875%, 4/26/23	200	267,623

Omnicom Group, Inc.
6.25%, 7/15/19	160	184,378
RR Donnelley & Sons Co.
4.95%, 4/01/14	160	163,990
TCI Communications, Inc.
7.875%, 2/15/26	150	181,049
Time Warner Entertainment Co. LP
8.875%, 10/01/12	50	57,277
10.15%, 5/01/12	270	307,395

		1,862,532

Communications - Telecommunications - 5.5%
American Tower Corp.
7.25%, 5/15/19	100	116,750
Ameritech Capital Funding Corp.
6.55%, 1/15/28	280	294,708
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	395	439,435
Embarq Corp.
6.738%, 6/01/13	75	81,211
7.082%, 6/01/16	75	81,237
7.995%, 6/01/36	65	66,557
Qwest Corp.
7.625%, 6/15/15	55	60,500
8.875%, 3/15/12	145	156,781
United States Cellular Corp.
6.70%, 12/15/33	135	136,954
Valor Telecommunications Enterprises
7.75%, 2/15/15	55	57,131
Verizon New York, Inc. Series B
7.375%, 4/01/32	290	333,815

		1,825,079

Consumer Cyclical - Automotive - 1.2%
Daimler Finance North America LLC
7.30%, 1/15/12	185	199,981
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	60	62,583
Johnson Controls, Inc.
5.50%, 1/15/16	105	117,037

		379,601

Consumer Cyclical - Entertainment - 1.2%
Time Warner, Inc.
4.70%, 1/15/21	60	61,915
Turner Broadcasting System, Inc.
8.375%, 7/01/13	165	193,725
Viacom, Inc.
6.25%, 4/30/16	125	144,149

		399,789

Consumer Cyclical - Other - 1.1%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	160	170,831
MDC Holdings, Inc.
5.50%, 5/15/13	43	44,348

Toll Brothers Finance Corp.
5.15%, 5/15/15	155	153,566

		368,745

Consumer Cyclical - Retailers - 1.8%
AutoZone, Inc.
5.50%, 11/15/15	110	122,225
CVS Caremark Corp.
6.60%, 3/15/19	160	187,380
Kohl’s Corp.
6.25%, 12/15/17	85	99,801
Nordstrom, Inc.
7.00%, 1/15/38	160	186,204

		595,610

Consumer Non-Cyclical - 5.1%
Altria Group, Inc.
9.25%, 8/06/19	115	147,962
9.70%, 11/10/18	115	150,668
Avon Products, Inc.
6.50%, 3/01/19	145	172,715
Bristol-Myers Squibb Co.
6.875%, 8/01/97	170	209,123
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	150	160,025
ConAgra Foods, Inc.
9.75%, 3/01/21	130	177,514
Fortune Brands, Inc.
5.375%, 1/15/16	100	108,295
Kraft Foods, Inc.
6.50%, 11/01/31	140	157,399
McKesson Corp.
7.50%, 2/15/19	105	130,822
Reynolds American, Inc.
7.30%, 7/15/15	100	114,195
Whirlpool Corp.
8.60%, 5/01/14	130	155,081

		1,683,799

Energy - 4.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16	225	217,060
Halliburton Co.
7.60%, 8/15/96 (a)	240	268,924
Hess Corp.
7.875%, 10/01/29	154	191,891
Marathon Oil Corp.
7.50%, 2/15/19	150	184,474
Nabors Industries, Inc.
9.25%, 1/15/19	85	108,088
Noble Energy, Inc.
8.25%, 3/01/19	143	178,367
Sunoco, Inc.
5.75%, 1/15/17	110	112,828
Williams Cos., Inc. (The)
7.875%, 9/01/21	120	145,550

		1,407,182

Services - 0.3%
Western Union Co. (The)
5.93%, 10/01/16	100	113,982

Technology - 3.1%
Agilent Technologies, Inc.
5.00%, 7/15/20	13	13,370
Computer Sciences Corp.
5.00%, 2/15/13	125	133,197
Harris Corp.
5.00%, 10/01/15	90	97,345
International Business Machines Corp.
5.60%, 11/30/39	295	327,421
Motorola, Inc.
6.50%, 11/15/28	180	180,417
Science Applications International Corp.
6.25%, 7/01/12	50	53,975
Xerox Corp.
6.40%, 3/15/16	185	210,635

		1,016,360

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	65	69,363

Transportation - Services - 0.5%
FedEx Corp.
8.00%, 1/15/19	100	127,523
Ryder System, Inc.
5.85%, 11/01/16	28	30,438

		157,961

		12,747,092

Financial Institutions - 35.9%
Banking - 18.4%
American Express Bank FSB
5.50%, 4/16/13	135	146,632
American Express Co.
7.00%, 3/19/18	95	112,161
8.125%, 5/20/19	120	152,494
Bank of America Corp.
5.42%, 3/15/17	400	405,569
BB&T Corp.
6.85%, 4/30/19	175	207,909
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	260	277,447
Capital One Financial Corp.
6.15%, 9/01/16	168	180,951
7.375%, 5/23/14	60	69,741
Citigroup, Inc.
4.875%, 5/07/15	320	325,035
5.00%, 9/15/14	305	310,974
6.125%, 8/25/36	115	107,970
Countrywide Financial Corp.
6.25%, 5/15/16	318	336,984
First Union Institutional Capital I
8.04%, 12/01/26	360	355,215
Goldman Sachs Group, Inc. (The)
6.125%, 2/15/33	275	278,189

HSBC Bank USA NA
4.625%, 4/01/14	145	154,732
JPMorgan Chase & Co.
3.40%, 6/24/15	225	231,030
4.95%, 3/25/20	235	247,385
KeyCorp
6.50%, 5/14/13	110	120,865
Manufacturers & Traders Trust Co.
5.629%, 12/01/21	270	255,965
Merrill Lynch & Co., Inc.
6.11%, 1/29/37	100	96,260
Morgan Stanley
5.50%, 7/24/20	375	377,322
7.25%, 4/01/32	130	149,541
National City Bank/Cleveland OH
5.80%, 6/07/17	395	423,842
SouthTrust Corp.
5.80%, 6/15/14	145	157,470
State Street Corp.
5.375%, 4/30/17	95	102,918
Union Bank NA
5.95%, 5/11/16	290	311,177
Wells Fargo & Co.
4.375%, 1/31/13	45	47,768
4.625%, 4/15/14	100	107,234

		6,050,780

Brokerage - 1.1%
Ameriprise Financial, Inc.
5.65%, 11/15/15	140	155,902
Jefferies Group, Inc.
8.50%, 7/15/19	95	108,286
Schwab Capital Trust I
7.50%, 11/15/37	95	95,195

		359,383

Finance - 3.6%
GE Capital Trust I
6.375%, 11/15/67	345	327,750
General Electric Capital Corp.
5.40%, 2/15/17	390	420,484
HSBC Finance Capital Trust IX
5.911%, 11/30/35	270	236,250
SLM Corp.
5.05%, 11/14/14	230	205,818

		1,190,302

Insurance - 9.9%
Aetna, Inc.
6.00%, 6/15/16	100	115,341
Allstate Corp. (The)
6.125%, 5/15/37	35	31,981
Allstate Life Global Funding Trusts
5.375%, 4/30/13	140	153,883
Assurant, Inc.
5.625%, 2/15/14	110	117,015
Chubb Corp.
5.75%, 5/15/18	130	146,730

CIGNA Corp.
7.875%, 5/15/27	115	137,897
Coventry Health Care, Inc.
5.95%, 3/15/17	35	34,317
6.125%, 1/15/15	20	20,463
6.30%, 8/15/14	95	99,986
Genworth Financial, Inc.
4.95%, 10/01/15	55	55,119
6.515%, 5/22/18	115	115,605
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	75	85,930
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	175	152,354
Humana, Inc.
6.45%, 6/01/16	90	98,045
Lincoln National Corp.
8.75%, 7/01/19	82	103,157
Markel Corp.
7.125%, 9/30/19	90	101,736
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	100	106,510
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	250	250,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	120	136,552
OneBeacon US Holdings, Inc.
5.875%, 5/15/13	105	110,337
Principal Financial Group, Inc.
7.875%, 5/15/14	135	158,623
Progressive Corp. (The)
6.375%, 1/15/12	110	117,214
Prudential Financial, Inc. Series B
4.50%, 7/15/13	195	203,912
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	150	160,135
Travelers Cos., Inc. (The)
6.25%, 6/20/16	120	139,506
UnitedHealth Group, Inc.
4.875%, 3/15/15	140	153,059
WellPoint, Inc.
5.875%, 6/15/17	20	22,457
7.00%, 2/15/19	110	131,367

		3,259,231

REITS - 2.9%
Duke Realty LP
6.75%, 3/15/20	55	59,601
ERP Operating LP
5.25%, 9/15/14	165	180,237
HCP, Inc.
5.65%, 12/15/13	105	111,753
Health Care REIT, Inc.
6.20%, 6/01/16	145	159,460
Regency Centers LP
5.875%, 6/15/17	165	175,482

Simon Property Group LP
5.625%, 8/15/14	225	247,712

		934,245

		11,793,941

Utility - 10.2%
Electric - 6.2%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)	95	103,511
Ameren Corp.
8.875%, 5/15/14	165	191,394
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	149,768
Consumers Energy Co.
Series D
5.375%, 4/15/13	105	114,561
Dominion Resources, Inc.
Series 06-B
6.30%, 9/30/66	315	296,494
DTE Energy Co.
6.35%, 6/01/16	130	149,385
FirstEnergy Corp.
Series C
7.375%, 11/15/31	202	221,525
Integrys Energy Group, Inc.
6.11%, 12/01/66	120	108,150
Nevada Power Co.
7.125%, 3/15/19	125	152,130
Nisource Finance Corp.
5.40%, 7/15/14	145	156,244
Oncor Electric Delivery Co. LLC
6.80%, 9/01/18	115	136,097
Potomac Electric Power Co.
6.50%, 11/15/37	115	138,045
Teco Finance, Inc.
6.572%, 11/01/17	110	126,086

		2,043,390

Natural Gas - 4.0%
AGL Capital Corp.
5.25%, 8/15/19	105	108,787
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	115	132,645
Colorado Interstate Gas Co.
6.80%, 11/15/15	115	134,067
DCP Midstream LLC
7.875%, 8/16/10	105	105,236
Energy Transfer Partners LP
6.125%, 2/15/17	190	205,180
EQT Corp.
8.125%, 6/01/19	80	96,655
Kinder Morgan Energy Partners LP
7.40%, 3/15/31	95	109,738
Plains All American Pipeline LP
8.75%, 5/01/19	125	155,738
Southern Union Co.
7.60%, 2/01/24	60	69,355

Spectra Energy Capital LLC
8.00%, 10/01/19	155	191,910

		1,309,311

		3,352,701

Total Corporates - Investment Grades (cost $26,295,252)		27,893,734

CORPORATES - NON-INVESTMENT GRADES - 4.6%
Financial Institutions - 2.2%
Banking - 1.5%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	137	139,055
RBS Capital Trust III
5.512%, 9/30/14	245	133,525
Union Planters Corp.
7.75%, 3/01/11	176	178,318
Zions Bancorporation
5.65%, 5/15/14	75	70,949

		521,847

Finance - 0.2%
International Lease Finance Corp.
5.625%, 9/20/13	65	61,425

Insurance - 0.5%
American International Group, Inc.
6.25%, 3/15/37	220	160,050

		743,322

Industrial - 2.1%
Basic - 0.6%
United States Steel Corp.
6.05%, 6/01/17	105	102,375
Weyerhaeuser Co.
8.50%, 1/15/25	90	96,298

		198,673

Capital Goods - 0.9%
Masco Corp.
4.80%, 6/15/15	105	101,346
Mohawk Industries, Inc.
6.875%, 1/15/16	100	104,250
Textron Financial Corp.
5.40%, 4/28/13	95	99,320

		304,916

Consumer Cyclical - Other - 0.4%
Sheraton Holding Corp.
7.375%, 11/15/15	100	108,000

Consumer Non-Cyclical - 0.2%
Universal Health Services, Inc.
7.125%, 6/30/16	65	68,295

		679,884

Utility - 0.3%
Electric - 0.3%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	105	93,712

Total Corporates - Non-Investment Grades (cost $1,680,090)		1,516,918

GOVERNMENTS - TREASURIES - 3.3%
United States - 3.3%
U.S. Treasury Bonds 4.625%, 2/15/40 (cost $1,079,512)	985	1,095,350

SHORT-TERM INVESTMENTS - 5.8%
Time Deposit - 5.8%
State Street Time Deposit 0.01%, 8/02/10 (cost $1,887,000)	1,887	1,887,000

Total Investments - 98.5% (cost $30,941,854) (b)		32,393,002
Other assets less liabilities - 1.5%		508,977

Net Assets - 100.0%		$32,901,979

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate market value of these securities amounted to $1,382,866 or 4.2% of net assets.
(b)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,774,796 and gross unrealized depreciation of investments was $(323,648), resulting in net unrealized appreciation of $1,451,148.

Glossary:

LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	$—	$27,893,734	$—	$27,893,734
Corporates - Non-Investment Grades	—	1,516,918	—	1,516,918
Governments - Treasuries	—	1,095,350	—	1,095,350
Short-Term Investments	—	1,887,000	—	1,887,000

Total Investments in Securities	—	32,393,002	—	32,393,002
Other Financial Instruments*	—	—	—	—

Total	$—	$32,393,002	$—	$32,393,002

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 23, 2010